UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS BRAZIL EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 68.5%
Auto Components — 2.5%
7,100	Autometal SA	$68,901

Commercial Banks — 12.5%
5,883	Banco Bradesco SA ADR	113,130
13,600	Banco do Brasil SA	230,547

		343,677

Diversified Consumer Services — 3.8%
5,402	Anhanguera Educacional Participacoes SA	104,811

Diversified Financial Services — 4.1%
19,496	BM&FBOVESPA SA	114,021

Electric Utilities — 3.1%
3,361	EDP — Energias do Brasil SA	84,087

Health Care Providers & Services — 6.9%
8,700	Amil Participacoes SA	99,294
7,200	Diagnosticos da America SA	89,370

		188,664

Household Durables — 4.5%
23,196	PDG Realty SA Empreendimentos e Participacoes	122,647

Metals & Mining — 7.1%
955	Vale SA	30,900
5,088	Vale SA ADR	165,055

		195,955

Multiline Retail* — 2.9%
9,100	Magazine Luiza SA	80,975

Oil, Gas & Consumable Fuels — 13.2%
18,281	OGX Petroleo e Gas Participacoes SA*	152,298
6,700	Petroleo Brasileiro SA ADR	211,723

		364,021

Real Estate Management & Development — 7.9%
11,779	BR Malls Participacoes SA	137,169
11,800	Direcional Engenharia SA	78,979

		216,148

TOTAL COMMON STOCKS		$1,883,907

Preferred Stocks — 30.6%
Beverages — 4.0%
3,700	Companhia de Bebidas das Americas	$109,245

Commercial Banks — 11.1%
7,700	Banco Bradesco SA	146,468
6,187	Itau Unibanco Holding SA ADR	126,029
4,800	Itausa — Investimentos Itau SA	32,251

		304,748

Shares	Description	Value
Preferred Stocks — (continued)
Containers & Packaging — 4.5%
36,022	Klabin SA	$122,872

Electric Utilities — 1.5%
2,200	Companhia Energetica de Minas Gerais	42,061

Metals & Mining — 9.5%
5,250	Bradespar SA	135,139
4,800	Gerdau SA	43,393
3,100	Usinas Siderurgicas de Minas Gerais SA Class A	22,288
2,028	Vale SA ADR	59,866

		260,686

TOTAL PREFERRED STOCKS		$839,612

TOTAL INVESTMENTS — 99.1%		$2,723,519

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		26,075

NET ASSETS — 100.0%		$2,749,594

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRAZIL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,875,320

Gross unrealized gain	17,498
Gross unrealized loss	(169,299)

Net unrealized security loss	$(151,801)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Auto Components — 1.4%
52,000	Minth Group Ltd.	$83,441

Chemicals — 2.2%
170,000	China Bluechemical Ltd. Class H	132,254

Commercial Banks — 19.5%
203,000	Bank of China Ltd. Class H	93,436
282,000	China Construction Bank Corp. Class H	226,924
337,500	China Minsheng Banking Corp. Ltd. Class H	297,698
692,000	Industrial and Commercial Bank of China Ltd. Class H	525,539

		1,143,597

Communications Equipment — 3.7%
129,000	O-Net Communications Group Ltd.*	39,094
57,600	ZTE Corp. Class H	179,758

		218,852

Construction Materials — 3.5%
188,000	China Glass Holdings Ltd.	56,596
158,000	China Resources Cement Holdings Ltd.	151,544

		208,140

Diversified Telecommunication Services — 3.5%
314,000	China Telecom Corp. Ltd. Class H	205,725

Electronic Equipment, Instruments & Components — 3.3%
88,000	China ITS Holdings Co. Ltd.*	27,967
80,000	Digital China Holdings Ltd.	136,262
4,549	Hollysys Automation Technologies Ltd.*	31,707

		195,936

Food Products — 6.9%
62,000	China Mengniu Dairy Co. Ltd.	214,653
60,000	China Yurun Food Group Ltd.	188,317

		402,970

Independent Power Producers & Energy Traders — 2.2%
148,000	China Longyuan Power Group Corp. Class H	128,266

Insurance — 6.1%
17,000	China Life Insurance Co. Ltd.	56,695
79,600	China Pacific Insurance (Group) Co. Ltd. Class H	301,590

		358,285

Machinery — 4.4%
128,000	China Automation Group Ltd.	68,962
103,000	Haitian International Holdings Ltd.	124,741
124,000	Lonking Holdings Ltd.	62,836

		256,539

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 3.8%
128,000	Fushan International Energy Group Ltd.	$72,135
43,000	Jiangxi Copper Co. Ltd. Class H	150,972

		223,107

Multiline Retail — 1.5%
35,000	Golden Eagle Retail Group Ltd.	86,294

Oil, Gas & Consumable Fuels — 20.2%
80,000	China Shenhua Energy Co. Ltd. Class H	401,129
193,000	CNOOC Ltd.	429,620
248,000	PetroChina Co. Ltd. Class H	353,866

		1,184,615

Pharmaceuticals — 1.3%
72,000	Guangzhou Pharmaceutical Co. Ltd. Class H	74,295

Real Estate Management & Development — 5.9%
116,000	China Resources Land Ltd.	227,223
172,000	KWG Property Holding Ltd.	119,961

		347,184

Specialty Retail — 3.5%
94,000	Belle International Holdings Ltd.	205,177

Wireless Telecommunication Services — 4.6%
27,500	China Mobile Ltd.	273,593

TOTAL COMMON STOCKS		$5,728,270

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 1.7%
Joint Repurchase Agreement Account II
$100,000	0.211%	08/01/11	$100,000

TOTAL INVESTMENTS — 99.2%			$5,828,270

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			45,682

NET ASSETS — 100.0%			$5,873,952

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,081,063

Gross unrealized gain	122,099
Gross unrealized loss	(374,892)

Net unrealized security loss	$(252,793)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INDIA EQUITY FUND
Consolidated Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 90.0%
Auto Components — 4.1%
290	Bosch Ltd.	$46,513
11,705	Exide Industries Ltd.	41,177
2,713	Motherson Sumi Systems Ltd.	14,015

		101,705

Automobiles — 2.1%
1,305	Hero Motocorp Ltd.	52,652

Beverages — 0.3%
707	United Breweries Ltd.	8,033

Chemicals — 5.4%
226	Asian Paints Ltd.	15,991
5,685	EID Parry India Ltd.	34,621
1,620	Grasim Industries Ltd.	85,385

		135,997

Commercial Banks — 18.2%
5,971	Federal Bank Ltd.	57,603
8,905	HDFC Bank Ltd.	98,057
5,488	ICICI Bank Ltd.	128,359
14,946	IndusInd Bank Ltd.	92,324
3,533	Punjab & Sind Bank	7,649
1,470	Punjab National Bank	37,617
4,963	Yes Bank Ltd.	34,784

		456,393

Construction & Engineering* — 0.2%
10,359	Lanco Infratech Ltd.	4,211

Construction Materials — 0.7%
5,672	Orient Paper & Industries Ltd.	7,573
8,638	Prism Cement Ltd.	8,959

		16,532

Consumer Finance* — 2.5%
15,122	Muthoot Finance Ltd.	63,428

Diversified Consumer Services* — 0.2%
840	Career Point Infosystems Ltd.	6,080

Diversified Financial Services — 4.4%
360	Crisil Ltd.	67,365
1,457	ICRA Ltd.	41,777

		109,142

Electrical Equipment — 1.1%
5,177	Amara Raja Batteries Ltd.	27,970

Food Products — 0.8%
271	Glaxo SmithKline Consumer Healthcare Ltd.	14,827
2,578	Gokul Refoils & Solvent Ltd.	5,355

		20,182

Gas Utilities — 2.5%
6,706	Indraprastha Gas Ltd.	61,720

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 1.1%
1,134	Jubilant Foodworks Ltd.*	$21,843
589	Mahindra Holidays & Resorts India Ltd.	5,079

		26,922

Industrial Conglomerates — 0.9%
1,126	Siemens India Ltd.	23,553

IT Services — 7.5%
991	Cognizant Technology Solutions Corp. Class A*	69,241
1,900	Infosys Ltd.	119,102

		188,343

Life Sciences Tools & Services — 1.1%
1,547	Divi’s Laboratories Ltd.	28,812

Machinery — 8.7%
569	AIA Engineering Ltd.	4,941
1,090	Cummins India Ltd.	15,787
6,704	Elgi Equipments Ltd.	12,104
496	FAG Bearings (India) Ltd.	14,742
2,566	SKF India Ltd.	38,298
4,939	Tata Motors Ltd. Class A	61,014
3,838	Thermax India Ltd.	49,666
4,207	Timken India Ltd.*	21,999

		218,551

Media — 0.7%
2,252	D.B. Corp. Ltd.	12,694
934	Entertainment Network India Ltd.*	5,571

		18,265

Metals & Mining — 5.4%
22,503	Gujarat Mineral Development Corp. Ltd.	81,382
8,004	Gujarat NRE Coke Ltd.	7,992
720	Maharashtra Seamless Ltd.	6,087
3,027	Tata Steel Ltd.	38,504

		133,965

Oil, Gas & Consumable Fuels — 7.0%
10,714	Coal India Ltd.	94,132
1,042	Oil India Ltd.	31,033
2,726	Reliance Industries Ltd.	50,981

		176,146

Pharmaceuticals — 3.7%
606	Cadila Healthcare Ltd.	12,121
580	GlaxosmithKline Pharmaceuticals Ltd.	30,777
1,263	Sun Pharmaceutical Industries Ltd.	14,770
3,322	Wockhardt Ltd.*	33,794

		91,462

Professional Services — 0.7%
937	eClerx Services Ltd.	17,168

GOLDMAN SACHS INDIA EQUITY FUND
Consolidated Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development — 2.7%
7,460	Indiabulls Real Estate Ltd.*	$16,770
11,694	Nitesh Estates Ltd.*	5,923
7,383	Prestige Estates Projects Ltd.	22,058
3,710	Sobha Developers Ltd.	21,782

		66,533

Software — 3.7%
2,206	KPIT Cummins Infosystems Ltd.	9,464
4,237	NIIT Technologies Ltd.	21,281
1,272	Oracle Financial Sevices Software Ltd.*	60,787

		91,532

Textiles, Apparel & Luxury Goods — 1.2%
303	Page Industries Ltd.	15,489
787	V.I.P. Industries Ltd.	14,429

		29,918

Thrifts & Mortgage Finance — 2.8%
14,530	LIC Housing Finance Ltd.	69,759

Water Utilities — 0.3%
225	VA Tech Wabag Ltd.	6,577

TOTAL INVESTMENTS — 90.0%		$2,251,551

OTHER ASSETS IN EXCESS OF LIABILITIES — 10.0%		251,246

NET ASSETS — 100.0%		$2,502,797

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INDIA EQUITY FUND
Consolidated Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P CNX Nifty Index	21	August 2011	$230,601	$(2,552)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,242,827

Gross unrealized gain	68,964
Gross unrealized loss	(60,240)

Net unrealized security gain	$8,724

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS KOREA EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Aerospace & Defense* — 0.4%
380	Korea Aerospace Industries Ltd.	$9,984

Auto Components — 7.0%
220	Global & Yuasa Battery Co. Ltd.	9,122
970	Halla Climate Control Corp.	23,657
330	Hankook Tire Co. Ltd.	13,419
265	Hyundai Mobis	95,400
314	Hyundai Wia Corp.*	48,083
290	Nexen Tire Corp.	5,085

		194,766

Automobiles — 6.1%
420	Hyundai Motor Co.	93,504
1,060	Kia Motors Corp.	77,711

		171,215

Capital Markets — 2.3%
290	Samsung Securities Co. Ltd.	21,853
2,360	Woori Investment & Securities Co. Ltd.	42,248

		64,101

Chemicals — 2.6%
440	Huchems Fine Chemical Corp.	11,234
111	LG Chem Ltd.	49,498
8	Taekwang Industrial Co. Ltd.	12,890

		73,622

Commercial Banks — 6.1%
820	BS Financial Group, Inc.*	12,639
1,350	Industrial Bank of Korea	23,206
1,090	KB Financial Group, Inc.	54,220
1,020	Shinhan Financial Group Co. Ltd.	48,860
2,350	Woori Finance Holdings Co. Ltd.	30,967

		169,892

Construction & Engineering — 2.3%
445	Doosan Heavy Industries and Construction Co. Ltd.	28,505
106	GS Engineering & Construction Corp.	11,969
93	Samsung Engineering Co. Ltd.	22,921

		63,395

Construction Materials — 0.5%
280	Hanil Cement Co. Ltd.	13,133

Consumer Finance — 1.8%
910	Samsung Card Co. Ltd.	51,774

Containers & Packaging — 0.8%
480	Lock & Lock Co. Ltd.	21,700

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 9.9%
1,190	Iljin Materials Co. Ltd.	$28,048
4,000	Innovation for Creative Devices Co. Ltd.*	128,996
600	Samsung SDI Co. Ltd.	96,686
355	SFA Engineering Corp.	21,776

		275,506

Food & Staples Retailing — 0.2%
303	CJ Freshway Corp.	6,293

Food Products — 2.4%
235	CJ CheilJedang Corp.	68,262

Hotels, Restaurants & Leisure — 5.3%
1,980	Hotel Shilla Co. Ltd.	57,682
3,150	Kangwon Land, Inc.	89,604

		147,286

Household Durables — 0.8%
1,350	Hanssem Co. Ltd.	22,129

Industrial Conglomerates — 1.0%
168	SK Holdings Co. Ltd.	28,922

Insurance — 6.3%
1,570	Hyundai Marine & Fire Insurance Co. Ltd.	50,285
2,050	Korean Reinsurance Co.	25,644
840	Meritz Fire & Marine Insurance Co. Ltd.	9,712
396	Samsung Fire & Marine Insurance Co. Ltd.	89,578

		175,219

Internet & Catalog Retail — 0.5%
49	CJ O Shopping Co. Ltd	13,119

Internet Software & Services — 2.5%
210	NHN Corp.*	41,805
1,927	SBS Contents Hub Co. Ltd.	28,979

		70,784

Machinery — 6.8%
108	Hyundai Heavy Industries Co. Ltd.	41,754
130	Hyundai Mipo Dockyard Co. Ltd.	20,584
1,100	Jinsung T.E.C.	11,972
590	Samsung Heavy Industries Co. Ltd.	24,004
543	TK Corp.*	11,955
5,235	Y G-1 Co. Ltd.	79,675

		189,944

Media — 3.3%
3,270	Cheil Worldwide, Inc.	51,639
1,000	CJ CGV Co. Ltd.	29,616
3,624	Jcontentree Corp.*	11,007

		92,262

GOLDMAN SACHS KOREA EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 6.9%
273	Hyundai Steel Co.	$33,648
10	Korea Zinc Co. Ltd.	4,142
124	POSCO	54,767
532	POSCO Chemtech Co. Ltd.	99,501

		192,058

Multiline Retail — 0.6%
40	Lotte Shopping Co. Ltd.	17,250

Oil, Gas & Consumable Fuels — 3.4%
480	GS Holdings	41,134
390	S-Oil Corp.	55,145

		96,279

Pharmaceuticals — 2.4%
420	Green Cross Corp.	68,536

Semiconductors & Semiconductor Equipment — 11.2%
1,530	Asia Pacific Systems, Inc.*	23,451
1,000	Duksan Hi-Metal Co. Ltd.*	27,430
2,500	Hynix Semiconductor, Inc.	57,632
207	Samsung Electronics Co. Ltd.	165,758
1,318	Seoul Semiconductor Co. Ltd.	39,737

		314,008

Software — 1.3%
115	NCsoft Corp.	35,387

Specialty Retail* — 2.8%
757	Himart Co. Ltd.	48,753
233	Shinsegae International Co. Ltd.	30,387

		79,140

Trading Companies & Distributors — 1.7%
590	Samsung C&T Corp.	46,926

TOTAL COMMON STOCKS		$2,772,892

Preferred Stock — 0.2%
Automobiles — 0.2%
100	Hyundai Motor Co.	$7,256

TOTAL INVESTMENTS — 99.4%		$2,780,148

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		15,791

NET ASSETS — 100.0%		$2,795,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS KOREA EQUITY
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,644,227

Gross unrealized gain	174,834
Gross unrealized loss	(38,913)

Net unrealized security gain	$135,921

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Basis for Consolidation for the India Equity Fund — Goldman Sachs Mauritius India Equity Fund, Ltd. (the “Subsidiary”), organized in the Republic of Mauritius, was incorporated on March 21, 2011, and is currently a wholly-owned subsidiary of the India Equity Fund. The Subsidiary was formed primarily to gain exposure to a wide selection of Indian companies. The Subsidiary is advised by GSAMI and has the same investment objective and strategies as the Fund. As of July 31, 2011, the Fund owned 100% of the outstanding shares of the Subsidiary.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of July 31, 2011:

BRAZIL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,069,802	$653,717	$—

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$31,707	$5,696,563 (a)	$—
Short-term Investments	—	100,000	—

Total	$31,707	$5,796,563	$—

INDIA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$460,989	$1,790,562 (a)	$—

Derivatives Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts*	$(2,552)	$—	$—

KOREA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$271,940	$2,508,208 (a)	$—

* Amount shown represents unrealized gain (loss) at period end.

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international fair value service resulting in a Level 2 classification.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     During the period ended July 31, 2011, the India Equity Fund entered into futures contracts. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of July 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

India Equity

Risk	Assets	Liabilities

Equity	$—	$(2,552)

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAMI, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2011, the China Equity Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2011, as follows:

		Collateral
Principal	Maturity	Value
Amount	Value	Allocation

$100,000	$100,002	$102,110

REPURCHASE AGREEMENTS — At July 31, 2011, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	China Equity

BNP Paribas Securities Co.	0.210%	$57,400

JPMorgan Securities	0.200	10,996

UBS Securities LLC	0.150	1,254

Wells Fargo Securities LLC	0.220	30,350

TOTAL		$100,000

At July 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 6.000%	05/01/18 to 07/01/41

Federal National Mortgage Association	3.000 to 7.500	01/01/13 to 02/01/48

Government National Mortgage Association	3.500 to 5.000	01/15/20 to 07/20/41

U.S. Treasury Note	1.750	05/31/16

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Geographic Risk — The Brazil Equity, China Equity, India Equity and Korea Equity Funds invest primarily in equity investments in Brazilian issuers, Chinese issuers, Indian issuers and Korean issuers, respectively. Concentration of the investments of these Funds in issuers located in these particular countries or regions will subject the Funds, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS SINGLE COUNTRY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Non-Diversification Risk — The Funds are non-diversified and are permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Funds may be subject to greater risks than a fund that invests in a great number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 28, 2011

* Print the name and title of each signing officer under his or her signature.